Stockholders’ Equity (Details) - Schedule of non-controlling interests - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stockholders’ Equity (Details) - Schedule of non-controlling interests [Line Items]
Beginnning Balance	$ 2,816	$ 3,352
Ending Balance		2,816
Acquisition of 8% of OV-SPV2 ApS for cash of $802		(371)
Acquisition of 37% of OV-SPV2 ApS for shares (see (d) above)	(2,103)
Acquisition of 16.09% of OV US Inc. for shares (see (e) above)	(758)
Income (loss)	(15)	(87)
Foreign currency translation	60	(78)
OV-SPV2 ApS Non-controlling Interest [Member]
Stockholders’ Equity (Details) - Schedule of non-controlling interests [Line Items]
Beginnning Balance	2,042	2,550
Ending Balance		2,042
Acquisition of 8% of OV-SPV2 ApS for cash of $802		(371)
Acquisition of 37% of OV-SPV2 ApS for shares (see (d) above)	(2,103)
Acquisition of 16.09% of OV US Inc. for shares (see (e) above)
Income (loss)	17	(77)
Foreign currency translation	44	(60)
OV US Inc. Non-controlling interest [Member]
Stockholders’ Equity (Details) - Schedule of non-controlling interests [Line Items]
Beginnning Balance	774	802
Ending Balance		774
Acquisition of 8% of OV-SPV2 ApS for cash of $802
Acquisition of 37% of OV-SPV2 ApS for shares (see (d) above)
Acquisition of 16.09% of OV US Inc. for shares (see (e) above)	(758)
Income (loss)	(32)	(10)
Foreign currency translation	$ 16	$ (18)